Other Contract Holder Funds	12 Months Ended
Dec. 31, 2022
Accounting Standards Update 2018-12 [Abstract]
Other Contract Holder Funds	Other Contract Holder Funds
This note is recast for the adoption of LDTI for 2022 and 2021.

Other contract holder funds represent the policyholder account balance on our universal life-type products, investment contracts, and the fair value of the embedded derivatives associated with the indexed crediting features on our fixed index annuities and registered index-linked annuities.

Universal life type contracts have an account balance as a principal component in which interest is credited to policyholders and assessments are deducted for mortality risk and contract administration. The account balance is recognized as a liability within other contract holder funds, and the liability is updated each period for fee and assessment deductions and increased for interest or returns credited to the account balance.

Certain of our universal life type contracts contain features that are not classified as market risk benefits or embedded derivatives but provide additional benefits beyond the account balance or base insurance coverage for which a liability in addition to the account balance is necessary. These additional liabilities for death or other insurance benefits are reported as a component of reserves for future policy benefits and claims payable in the Consolidated Balance Sheets. See Note 9 of the Notes to the Consolidated Financial Statements for more information regarding these additional liabilities.

Certain contracts without significant mortality or morbidity risk and certain annuities that lack insurance risk are treated as investment contracts. As investment contracts, payments received are reported as liabilities and accounted for in a manner that is consistent with the accounting for interest-bearing or other financial instruments, within other contract holder funds.

The Company issues a variety of annuity products including fixed annuities, fixed index annuities, registered index linked annuities, variable annuities and payout annuities. For annuity contracts that are classified as investment contracts, the liability is the account balance as of the reporting date, reported within the other contract holder funds. For the variable annuity products only the allocations to fixed fund options are reported in other contract holder funds.

For our fixed index annuities and registered index linked annuities, the equity-linked option issued by the Company is accounted for as an embedded derivative measured at fair value and reported as a component of other contract holder funds on the Consolidated Balance Sheets with changes in fair value recorded in net income within net gains (losses) on derivatives and investments. The fair value is determined using an option-budget method with capital market inputs of market index returns and discount rates as well as actuarial assumptions including lapse, mortality and withdrawal rates. Favorable equity market movements cause increases in future contract holder benefits, resulting in an increase in the fair value of the embedded derivative liability (and vice versa). The Company also establishes a host contract reserve to support the underlying guaranteed account value growth. This host contract liability is included as a component of other contract holder funds on the Consolidated Balance Sheets. Interest is accreted to the host contract liability using an effective yield method.

Our annuity products may contain certain features or guarantees that are classified as market risk benefits. These market risk benefits are a component of the market risk benefits line items in the Consolidated Balance Sheet. See Note 12 of the Notes to Consolidated Financial Statements for more information regarding market risk benefits.
The Company’s institutional products business is comprised of the guaranteed investment contracts, medium-term funding agreement-backed notes and funding agreements (including agreements issued in conjunction with the Company’s participation in the U.S. Federal Home Loan Bank ("FHLB") program) described below.

The Company has established a $27 billion aggregate Global Medium-Term Note ("MTN") program. Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing Medium-Term Note instruments to institutional investors, the proceeds of which are deposited with the Company and secured by the issuance of funding agreements. The carrying values at December 31, 2022 and 2021 totaled $5.9 billion and $6.0 billion, respectively.

Those Medium-Term Note instruments issued in a foreign currency have been hedged for changes in exchange rates using cross-currency swaps. The unrealized foreign currency gains and losses on those Medium-Term Note instruments are included in the carrying value of the trust instruments supported by funding agreements.

Trust instrument liabilities are adjusted to reflect the effects of foreign currency translation gains and losses using exchange rates as of the reporting date. Foreign currency translation gains and losses are included in net gains (losses) on derivatives and investments.

Jackson is a member of the FHLBI primarily for the purpose of participating in the bank’s mortgage-collateralized loan advance program with long-term funding facilities. Advances are in the form of long-term notes or funding agreements issued to FHLBI. At December 31, 2022 and 2021, the Company held $146 million and $125 million of FHLBI capital stock, respectively, supporting $2.1 billion and $2.0 billion in funding agreements and long-term borrowings at December 31, 2022 and 2021, respectively.

The following table presents the liabilities for other contract holder funds (in millions):

	December 31,
	2022	2021
Payout Annuity	$837	$831
Variable Annuity	10,259	9,456
Fixed Annuity	11,696	13,185
Fixed Indexed Annuities	11,787	13,161
RILA	1,875	110
Closed Block Life	11,215	11,570
Closed Block Annuity	1,319	1,394
Institutional Products	9,019	8,830
Other Product Lines	183	184
Total other contract holder funds	$58,190	$58,721

The following table presents a roll-forward of other contract holder funds, gross of reinsurance (in millions):

				Fixed		Closed	Closed
	Payout	Variable	Fixed	Indexed		Block	Block
	Annuity	Annuity	Annuity	Annuities	RILA	Life	Annuity	Total
Balance as of December 31, 2021	$831	$9,456	$13,185	$13,161	$110	$11,570	$1,394	$49,707
Deposits	213	1,350	276	126	1,811	320	9	4,105
Surrenders, withdrawals and benefits	(230)	(1,492)	(2,017)	(1,414)	(8)	(766)	(118)	(6,045)
Net transfers from (to) separate accounts	—	870	—	—	—	—	—	870
Investment performance / change in value of equity option	—	—	—	(302)	(37)	—	—	(339)
Interest credited	20	168	389	238	2	659	48	1,524
Policy charges and other	3	(93)	(137)	(22)	(3)	(568)	(14)	(834)
Balance as of December 31, 2022	$837	$10,259	$11,696	$11,787	$1,875	$11,215	$1,319	$48,988

				Fixed		Closed	Closed
	Payout	Variable	Fixed	Indexed		Block	Block
	Annuity	Annuity	Annuity	Annuities	RILA	Life	Annuity	Total
Balance as of January 1, 2021	$838	$10,094	$14,000	$14,028	$—	$11,836	$1,456	$52,252
Deposits	203	1,490	208	117	108	342	11	2,479
Surrenders, withdrawals and benefits	(230)	(1,816)	(1,318)	(1,464)	—	(699)	(120)	(5,647)
Net transfers from (to) separate accounts	—	(384)	—	—	—	—	—	(384)
Investment performance / change in value of equity option	—	—	—	242	1	—	—	243
Interest credited	24	165	402	259	—	669	48	1,567
Policy charges and other	(4)	(93)	(107)	(21)	1	(578)	(1)	(803)
Balance as of December 31, 2021	$831	$9,456	$13,185	$13,161	$110	$11,570	$1,394	$49,707

The following table presents weighted average crediting rate, net amount at risk, and cash surrender value of contract holder account balances (dollars in millions):

				Fixed		Closed	Closed
	Payout	Variable	Fixed	Indexed		Block	Block
	Annuity	Annuity	Annuity	Annuities	RILA	Life	Annuity
December 31, 2022
Weighted-average crediting rate (1)	2.39%	1.64%	3.33%	2.02%	0.11%	5.88%	3.64%
Net amount at risk (2)	$—	$—	$—	$—	$—	$17,427	$—
Cash surrender value (3)	$—	$10,101	$11,573	$11,409	$1,728	$7,096	$1,319
December 31, 2021
Weighted-average crediting rate (1)	2.89%	1.74%	3.05%	1.97%	—%	5.78%	3.44%
Net amount at risk (2)	$—	$—	$—	$—	$—	$18,506	$—
Cash surrender value (3)	$—	$9,329	$13,003	$12,432	$102	$7,367	$1,394
(1) Weighted average crediting rate is the average crediting rate weighted by contract holder account balances invested in fixed account funds.
(2) Net amount at risk represents the standard excess benefit base for guaranteed death benefits on universal life type products. The net amount at risk associated with market risk benefits are presented within Note 12 of the Notes to Consolidated Financial Statements.
(3) Cash surrender value represents the amount of the contract holder’s account balance distributable at the balance sheet date less the applicable surrender charges.

At December 31, 2022 and 2021, excluding reinsurance business, approximately 92% and 93%, respectively, of the Company’s annuity account values correspond to crediting rates that are at the minimum guaranteed interest rates. At both of December 31, 2022 and 2021, excluding reinsurance business, approximately 65% of the Company’s closed block life account values correspond to crediting rates that are at the minimum guaranteed interest rates, respectively.
The following table presents contract holder account balances invested in fixed account funds by range of guaranteed minimum crediting rates and the related range of the difference between rates being credited to other contract holder funds and the respective guaranteed minimums (in millions):

	December 31, 2022
	At Guaranteed	1 Basis Point-50	51 Basis Points-150	Greater Than 150
Range of Guaranteed Minimum Crediting Rate	Minimum	Basis Points Above	Basis Points Above	Basis Points Above	Total
Variable Annuities
0.00%-1.50%	$6,679	$32	$2	$75	$6,788
1.51%-2.50%	200	—	—	—	200
Greater than 2.50%	3,271	—	—	—	3,271
Total	$10,150	$32	$2	$75	$10,259

Fixed Annuities
0.00%-1.50%	$19	$76	$95	$—	$190
1.51%-2.50%	35	2	1	—	38
Greater than 2.50%	576	64	351	—	991
Total	$630	$142	$447	$—	$1,219

Fixed Indexed Annuities
0.00%-1.50%	$6	$17	$5	$40	$68
1.51%-2.50%	—	—	—	—	—
Greater than 2.50%	24	—	—	—	24
Total	$30	$17	$5	$40	$92

RILA
0.00%-1.50%	$10	$—	$7	$—	$17
1.51%-2.50%	$—	$—	$—	$—	—
Greater than 2.50%	—	—	—	—	—
Total	$10	$—	$7	$—	$17

Closed Block Life
0.00%-1.50%	$—	$—	$—	$—	$—
1.51%-2.50%	—	—	—	—	—
Greater than 2.50%	4,566	1,868	619	14	7,067
Total	$4,566	$1,868	$619	$14	$7,067

Closed Block Annuity
0.00%-1.50%	$—	$—	$—	$—	$—
1.51%-2.50%	—	—	1	10	11
Greater than 2.50%	980	159	21	—	1,160
Total	$980	$159	$22	$10	$1,171

	December 31, 2021
	At Guaranteed	1 Basis Point-50	51 Basis Points-150	Greater Than 150
Range of Guaranteed Minimum Crediting Rate	Minimum	Basis Points Above	Basis Points Above	Basis Points Above	Total
Variable Annuities
0.00%-1.50%	$5,964	$34	$3	$—	$6,001
1.51%-2.50%	206	—	—	—	206
Greater than 2.50%	3,249	—	—	—	3,249
Total	$9,419	$34	$3	$—	$9,456

Fixed Annuities
0.00%-1.50%	$20	$64	$78	$—	$162
1.51%-2.50%	38	2	2	—	42
Greater than 2.50%	468	67	361	—	896
Total	$526	$133	$441	$—	$1,100

Fixed Indexed Annuities
0.00%-1.50%	$6	$20	$—	$—	$26
1.51%-2.50%	—	—	—	—	—
Greater than 2.50%	30	—	—	—	30
Total	$36	$20	$—	$—	$56

RILA
0.00%-1.50%	$1	$—	$—	$—	$1
1.51%-2.50%	—	—	—	—	—
Greater than 2.50%	—	—	—	—	—
Total	$1	$—	$—	$—	$1

Closed Block Life
0.00%-1.50%	$—	$—	$—	$—	$—
1.51%-2.50%	—	—	—	—	—
Greater than 2.50%	4,764	1,929	640	14	7,347
Total	$4,764	$1,929	$640	$14	$7,347

Closed Block Annuity
0.00%-1.50%	$—	$—	$—	$—	$—
1.51%-2.50%	—	—	1	10	11
Greater than 2.50%	1,032	171	21	—	1,224
Total	$1,032	$171	$22	$10	$1,235
Market Risk Benefits
This note is recast for the adoption of LDTI for 2022 and 2021.

Contracts or contract features that provide protection to the contract holder from capital market risk and expose the Company to other-than-nominal capital market risk are classified as MRBs.

All long-duration insurance contracts and certain investment contracts are subject to MRB evaluation. MRBs are measured at fair value at the contract level and can be in either an asset or liability position. For contracts that contain multiple MRB features, the MRBs are valued together as a single compound MRB. Market risk benefit assets and Market risk benefits liabilities are reported separately on the Consolidated Balance Sheets.

Changes in fair value are reported in Net (gains) losses on market risk benefits on the Consolidated Income Statements. However, the change in fair value related to our own non-performance risk is reported as a component of other comprehensive income in Change in non-performance risk on market risk benefits on the Consolidated Statements of Comprehensive Income (Loss).

A description of the items effecting the change in fair value by category is as follows:
•Changes in interest rates — movement in risk free rates (impacts both assumed future separate account returns and discounting of cash flows)
•Fund performance — separate account returns gross of fees
•Change in equity index volatility — movement in implied volatility
•Expected policyholder behavior — policyholder behavior as assumed in reserving
•Actual policyholder behavior different than expected — difference between actual behavior during the period versus assumed behavior
•Time — effect of passage of time including reduction to separate account balances from fees, the change in proximity of future cash flows, and impacts to policy features such as bonus credits
•Change in assumptions — changes in assumptions resulting from our periodic review
•Change in non-performance risk — changes in Jackson’s own credit spread

See Note 6 of the Notes to Consolidated Financial Statements for more information regarding fair value measurements.

Additionally, when an annuitization occurs (for annuitization benefits) or upon extinguishment of the account balance (for withdrawal benefits), the balance related to the MRB is derecognized and the amount deducted (after derecognition of any related amount included in accumulated other comprehensive income) is used in the calculation of the liability for future policy benefits for the resulting payout annuity.

Variable Annuities

Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, income and accumulation benefits. These guaranteed benefit features, as well as the reinsurance recoverable on the Company’s guaranteed minimum income benefits (“GMIB”), are classified as MRBs and measured at fair value. The Company discontinued offering the GMIB in 2009 and GMAB in 2011.
Variable annuity guaranteed benefit features classified as MRBs, which have explicit fees, are measured using the attributed fee method. Under the attributed fee method, fair value is measured as the difference between the present value of projected future liabilities and the present value of projected attributed fees. At the inception of the contract, the Company attributes to the MRB a portion of total fees expected to be assessed against the contract holder to offset the projected claims over the lifetime of the contract. The attributed fee is expressed as a percentage of total projected future fees at inception of the contract. This percentage of total projected fees is considered a fixed term of the MRB feature and is held static over the life of the contract. This percentage may not exceed 100% of the total projected contract fees as of contract inception. As the Company may issue contracts that have projected future liabilities greater than the projected future guaranteed benefit fees at issue, the Company may also attribute mortality and expense charges when performing this calculation. In subsequent valuations, both the present value of future projected liabilities and the present value of projected attributed fees are remeasured based on current market conditions and policyholder behavior assumptions.

Fixed Index Annuities

The longevity riders issued on fixed index annuities are classified as MRBs and measured at fair value. Similar to the variable annuity guaranteed benefits features, these contracts have explicit fees and are measured using the attributed fee method. The Company attributes a percentage of total projected future fees expected to be assessed against the policyholder to offset the projected future claims over the lifetime of the contract. If the fees attributed are insufficient to offset the claims at issue, the shortfall is borrowed from the host contract rather than recognizing a loss at inception.

RILA

RILA guaranteed benefit features are classified as MRBs and measured at fair value. Unlike variable or fixed index annuities, RILA products do not have explicit fees and are measured using an option-based method. The fair value measurement represents the present value of future claims payable by the MRB feature. At inception, the value of the MRB is deducted from the value of the contract resulting in no gain or loss.

The following table presents the reconciliation of the market risk benefits balance in the Consolidated Balance Sheets (in millions):

	December 31, 2022			December 31, 2021
	Variable	Other		Variable	Other
	Annuities	Product Lines	Total	Annuities	Product Lines	Total
Market risk benefit - (assets)	$(4,856)	$(9)	$(4,865)	$(1,658)	$(6)	$(1,664)
Market risk benefit - liabilities	5,623	39	5,662	7,939	94	8,033
Market risk benefit - net liabilities	$767	$30	$797	$6,281	$88	$6,369
The following table presents the roll-forward of the net (assets) liabilities of the market risk benefits for variable annuities (in millions):

	Years Ended December 31,
	2022	2021
Net liability balance, beginning of year	$6,281	$9,908
Net liability beginning of year cumulative effect of changes in non-performance risk	326	743
Net liability balance, beginning of year, before effect of changes in non-performance risk	6,607	10,651
Effect of changes in interest rates	(14,137)	(3,193)
Effect of fund performance	6,432	(2,388)
Effect of changes in equity index volatility	1,576	(45)
Effect of expected policyholder behavior	532	412
Effect of actual policyholder behavior different from expected	(230)	(747)
Effect of time	1,707	1,901
Effect of changes in assumptions	465	16
Net liability balance, end of year, before effect of changes in non-performance risk	2,952	6,607
Net liability end of year cumulative effect of changes in non-performance risk	(2,185)	(326)
Net liability balance, end of year, gross	767	6,281

Reinsurance recoverable on market risk benefits at fair value, end of year	(183)	(284)
Net liability balance, end of year, net of reinsurance	584	5,997

Weighted average attained age (years) (1)	69	68
Net amount at risk (2)	$15,592	$3,404
(1) Weighted-average attained age is defined as the average age of policyholders weighted by account value.
(2) Net amount at risk (NAR) is defined as of the valuation date for each contract as the greater of Death Benefit NAR (DBNAR) and Living Benefit NAR (LBNAR), as applicable, where DBNAR is the GMDB benefit base in excess of the account value, and the LBNAR is the actuarial present value of guaranteed living benefits in excess of the account value.
The significant assumptions used in the MRB fair value calculations are discussed in Note 6 of the Notes to Consolidated Financial Statements. The use of models and assumptions used to determine fair value of MRBs requires a significant amount of judgement. As such, we have undertaken a comprehensive review of the significant assumptions used.

During 2022, the following notable changes were made to the inputs to the fair value estimates of the MRB calculations:
•Assumed mortality rates for certain policies were increased as a result of trends in actual mortality experience within those blocks of business, which resulted in an increase in the MRB reserve.
•Assumed lapse rates were reduced to capture recent trends in actual lapse experience and to reflect a strengthening of the risk margin, which resulted in an increase in the MRB reserve.
•An update was made in the GMWB utilization modeling framework to allow for more direct modeling of certain product features and risk margins were strengthened to reflect the credibility associated with the increased granularity of the parameterization, which resulted in a net increase in the MRB reserve. No adjustments were made to the GMIB utilization rates.
•Assumed GMWB withdrawal rates were increased as a result of trends in actual experience, which resulted in an increase in the MRB reserve. Minor adjustments were made to the free partial withdrawal rates on policies without a GMWB with no material impact on the resulting MRB reserve.
•The non-performance risk adjustment increased as a result of increasing credit spreads, which resulted in a decrease in the MRB reserve that was recorded within OCI.
•There were no changes made to assumed long-term equity volatility.
•Increases in interest rates led to higher assumed separate account returns and higher discount rates, which resulted in a decrease in the MRB reserve.
•Decreases in equity markets led to lower separate account fund performance and an increase in future projected benefits, which resulted in an increase in the MRB reserve.
•Increases in equity index volatility led to lower assumed separate account returns, which resulted in an increase in the MRB reserve.
During 2021, the following notable changes were made to the inputs to the fair value estimates of the MRB calculations:
•Assumed mortality rates were adjusted downward slightly at older ages to better align with actual mortality experience, which resulted in a slight increase in the MRB reserve.
•While lapse experience has generally stabilized in recent years, assumed lapse rates were reduced in specific segments of the structure to align more closely with experience, which resulted in an increase in the MRB reserves.
•Assumed GMWB utilization rates were reduced in certain segments of the benefit structure to reflect emerging experience, which resulted in a decrease in the MRB reserve. No adjustments were made to the GMIB utilization rates.
•Assumed GMWB withdrawal rates were increased as a result of trends in actual experience, which resulted in an increase in the MRB reserve. Minor adjustments were made to the free partial withdrawal rates on policies without a GMWB with no material impact on the resulting MRB reserve.
•The non-performance risk adjustment decreased as a result of narrowing credit spreads, which resulted in an increase in the MRB reserve that was recorded within OCI.
•There were no changes made to assumed long-term equity volatility.
•Increases in interest rates led to higher assumed separate account returns and higher discount rates, which resulted in a decrease in the MRB reserve.
•Increases in equity markets led to higher separate account fund performance and a decrease in future projected benefits, which resulted in a decrease in the MRB reserve.
•Changes in equity index volatility were mixed throughout the year, which resulted in only minor impacts to the MRB reserve.